Note 13 - Stock Compensation Plans - Status of Shares Under the RRP and Stock Incentive Plan (Details) - Restricted Stock [Member] - The RRP and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unvested at the beginning of the year (in shares)	20,524	30,784
Unvested at the beginning of the year (in dollars per share)	$ 8.10	$ 8.10
Granted, number of shares (in shares)
Granted, weighted average grant date fair value (in dollars per share)
Vested, number of shares (in shares)	(10,263)	(10,260)
Vested, weighted average grant date fair value (in dollars per share)	$ 8.10	$ 8.10
Forfeited, number of shares (in shares)	(200)
Forfeited, weighted average grant date fair value (in dollars per share)	$ 8.10
Unvested at the end of the year (in shares)	10,061	20,524
Unvested at the end of the year (in dollars per share)	$ 8.10	$ 8.10